Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred tax assets and liabilities

	2020	2019

Deferred tax assets
Net operating losses	$445,673	$155,178
Research and development tax credit	22,086	8,234
Nonqualified stock options	2,351	—
Business interest expense	983	970
Equipment	668	—

Gross deferred tax assets	471,761	164,382
Valuation allowance	(418,227)	(99,179)

Total deferred tax assets	53,534	65,203

Deferred tax liabilities

Equipment	—	(1,447)
Intangible assets	(35,985)	(50,088)
Goodwill	(21,935)	(17,085)

Deferred tax liabilities	(57,920)	(68,620)

Net deferred tax liability	$(4,386)	$(3,417)

Schedule of income tax expenses benefits

	2020	2019

Current tax expense	$—	$—
Deferred tax expense (benefit)
Federal	883	(73,661)
State	87	(6,209)

Total	$970	$(79,870)

Schedule of Effective tax rate

	2020	2019

Income tax benefit at federal statutory rate	$(239,001)	$(81,064)
State and local income taxes net of federal tax benefit	(27,523)	(10,786)
STI taxable income prior to merger	(41,843)	(48,417)
Meals and entertainment	1,042	1,682
Incentive stock option expense	11,945	—
PPP loan forgiveness income	(9,765)	—
Rate differentials	919	(32,230)
Research and development credits	(13,852)	(8,234)
Change in valuation allowance	319,048	99,179

Income tax expense (benefit)	$970	$(79,870)

Schedule Of Components Of Income Tax Expense Benefit

	2020	2019

Current tax expense	$—	$—
Deferred tax expense (benefit)
Federal	883	(73,661)
State	87	(6,209)

Total	$970	$(79,870)

Schedule Of Deferred Tax Assets

	2020	2019

Deferred tax assets
Net operating losses	$445,673	$155,178
Research and development tax credit	22,086	8,234
Nonqualified stock options	2,351	—
Business interest expense	983	970
Equipment	668	—

Gross deferred tax assets	471,761	164,382
Valuation allowance	(418,227)	(99,179)

Total deferred tax assets	53,534	65,203

Deferred tax liabilities

Equipment	—	(1,447)
Intangible assets	(35,985)	(50,088)
Goodwill	(21,935)	(17,085)

Deferred tax liabilities	(57,920)	(68,620)

Net deferred tax liability	$(4,386)	$(3,417)

Four Cubed Management Llc [Member]
Income Tax Disclosure [Abstract]
Schedule of Deferred tax assets and liabilities

	June 30, 2021	December 31, 2020

Deferred tax asset
Accrued liabilities	$5,500	$5,500

Deferred tax asset	$5,500	$5,500

Schedule of income tax expenses benefits

	2020	2019

Federal benefit at statutory rate	$28,488	$86,551
State taxes, net of federal benefit	15,384	45,455
Deferred income taxes	20,000	(12,000)

Total provision for income taxes	$63,872	$120,006

Deferred tax assets consist of the following as of December 31, 2020 and 2019:

	2020	2019

Deferred tax asset
Accrued liabilities	$5,500	$25,500

Deferred tax asset	$5,500	$25,500

Schedule Of Components Of Income Tax Expense Benefit

	2020	2019

Federal benefit at statutory rate	$28,488	$86,551
State taxes, net of federal benefit	15,384	45,455
Deferred income taxes	20,000	(12,000)

Total provision for income taxes	$63,872	$120,006

Deferred tax assets consist of the following as of December 31, 2020 and 2019:

	2020	2019

Deferred tax asset
Accrued liabilities	$5,500	$25,500

Deferred tax asset	$5,500	$25,500

Schedule Of Deferred Tax Assets

	Six Months Ended June 30,
	2021	2020

Federal benefit at statutory rate	$—	$36,000
State taxes, net of federal benefit	—	21,351
Deferred income taxes	—	(7,000)

Total provision for income taxes	$—	$50,351

Deferred tax assets consist of the following as of:

	June 30, 2021	December 31, 2020

Deferred tax asset
Accrued liabilities	$5,500	$5,500

Deferred tax asset	$5,500	$5,500

Schedule Of Deferred Tax Assets

	June 30, 2021	December 31, 2020

Deferred tax asset
Accrued liabilities	$5,500	$5,500

Deferred tax asset	$5,500	$5,500